Non-Mineral Leases - Maturities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 348
2021	247
2022	130
2023	82
2024	63
Remaining Years	149
Lessee, Operating Lease, Liability, Payments, Due, Total	1,019	[1]
Finance Lease Liabilities, Payments, Due [Abstract]
2020	120
2021	104
2022	102
2023	88
2024	84
Remaining Years	382
Finance Lease Liability, Payments, Due, Total	$ 880	[1]

[1]
*Future lease payments

for operating and finance leases

commencing on or after January

1, 2019, also include payments

related to non

-lease
components in accordance

with our election to adopt the

optional practical expedient not to separate

lease components apart from

non-lease
components for accounting

purposes.

In addition, future

payments related to operating

and finance leases proportionately

consolidated by the
company have been included

in the table on a proportionate

basis consistent with our respective

ownership interest

in the underlying investee
company or oil and gas

venture.